COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Commitments to Purchase Inventory
The Company uses contract manufacturers for its manufacturing operations. Under these arrangements, the contract manufacturer procures inventory to manufacture products based upon the Company’s forecast of customer demand. The Company has similar arrangements with certain other suppliers. The Company is responsible for the financial impact on the supplier or contract manufacturer of any reduction or product mix shift in the forecast relative to materials that the third party had already purchased under a prior forecast. Such a variance in forecasted demand could require a cash payment for inventory in excess of current customer demand or for costs of excess or obsolete inventory. As of September 30, 2024, the Company had issued non-cancelable commitments for $28.2 million to purchase inventory from its contract manufacturers and suppliers.
Legal Proceedings
Arrow Electronics Matter
On July 27, 2023, Arrow Electronics, Inc., an electronics component distributor filed a lawsuit in federal court in the Northern District of California against Quantum, alleging breach of contract and breach of the covenant of good faith and fair dealing. Arrow seeks, among other things just over $4.2 million in damages. Quantum has filed a responsive pleading, which denies the allegation in the complaint. At this time, Quantum believes the probability that this lawsuit will have a material adverse effect on the Company’s business, operating results, or financial condition is remote.
Other Commitments
Additionally, from time to time, the Company is party to various legal proceedings and claims arising from the normal course of business activities. Based on current available information, the Company does not expect that the ultimate outcome of any currently pending matters, individually or in the aggregate, will have a material adverse effect on the Company’s results of operations, cash flows or financial position.
COMMITMENTS AND CONTINGENCIES
Commitments to Purchase Inventory
The Company uses contract manufacturers for its manufacturing operations. Under these arrangements, the contract manufacturer procures inventory to manufacture products based upon its forecast of customer demand. The Company has similar arrangements with certain other suppliers. The Company is responsible for the financial impact on the supplier or contract manufacturer of any reduction or product mix shift in the forecast relative to materials that the third party had already purchased under a prior forecast. Such a variance in forecasted demand could require a cash payment for inventory in excess of current customer demand or for costs of excess or obsolete inventory. As of March 31, 2024, the Company had issued non-cancelable commitments for $32.4 million to purchase inventory from its contract manufacturers and suppliers.
Leases
At the end of fiscal 2024, the Company had various non-cancelable operating leases for office facilities. Refer to Note 6: Leases for additional information regarding lease commitments.
Legal Proceedings
From time to time, we are a party to various legal proceedings and claims arising from the normal course of business activities. Based on current available information, we do not expect that the ultimate outcome of any currently pending unresolved matters, individually or in the aggregate, will have a material adverse effect on our results of operations, cash flows or financial position.
Realtime Data Matter
On July 22, 2016, Realtime Data LLC d/b/a IXO (“Realtime Data”) filed a patent infringement lawsuit against the Company in the U.S. District Court for the Eastern District of Texas, alleging infringement of U.S. Patents Nos. 7,161,506, 7,378,992, 7,415,530, 8,643,513, 9,054,728, and 9,116,908. The lawsuit was thereafter transferred to the U.S. District Court for the Northern District of California for further proceedings. Realtime Data asserts that the Company has incorporated Realtime Data’s patented technology into its compression products and services. On July 31, 2017, the Court in the Northern District of California stayed proceedings in this litigation pending the outcome of Inter Partes Review proceedings before the Patent Trial and Appeal Board relating to the asserted Realtime patents. In those proceedings the asserted claims of the ’506 patent, the ’992 patent, and the ’513 patent were found unpatentable. In addition, on July 19, 2019, the United States District Court for the District of Delaware issued a Quantum Corporation Confidential decision finding that all claims of the ’728 patent, the ’530 patent, and the ’908 patent are not eligible for patent protection under 35 U.S.C. § 101 (the “Delaware Action”). On appeal, the Federal Circuit vacated the decision in the Delaware Action and remanded for the Court to “elaborate on its ruling.” In opinions dated May 4, 2021 and August 23, 2021, the Court in the Delaware Action reaffirmed its earlier ruling and granted defendants’ motions to dismiss under Section 101. Realtime Data appealed those decisions to the Federal Circuit, which affirmed on August 2, 2023. In January 2024, the U.S. Supreme Court denied Realtime Data's petition for certiorari to hear the case. Following that decision, the parties entered into a covenant not to sue and settlement agreement. The agreement provides that Realtime Data will not sue Quantum based on certain covered patents and dismissed the action pending in the Northern District of California with prejudice.
Arrow Electronics Matter
On July 27, 2023, Arrow Electronics, Inc. ("Arrow Electronics"), an electronics component distributor filed a lawsuit in a federal court in the Northern District of California against Quantum, alleging breach of contract and breach of the covenant of good faith and fair dealing, seeking, among other things just over $4.6 million in damages. Quantum has filed a responsive pleading disputing Arrow Electronics’ claims and plans to aggressively defend itself against them. At this time, Quantum believes the probability that this lawsuit will have a material adverse effect on our business, operating results, or financial condition is remote.